Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [abstract]
Disclosure of intangible assets [text block]
12 Intangible assets
(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 31 December 2020 2,261 3,932 1,481 831 8,505
Additions through business combinations 0 0 61 55 116
Additions 191 36 0 35 262
Disposals at cost (22) 1 (3) (29) (53)
Transfers (432) (1,137) 0 (161) (1,730)
Expensed exploration expenditures previously capitalised (19) (152) 0 0 (171)
Impairment of goodwill 0 0 (1) 0 (1)
Foreign currency translation effects (21) (10) (70) (10) (111)
Cost at 31 December 2021 1,958 2,670 1,467 722 6,816
Accumulated depreciation and impairment losses

at 31 December 2020
(356) (356)
Amortisation and impairments for the year (24) (24)
Amortisation and impairment losses disposed intangible

assets
13 13
Foreign currency translation effects 3 3
Accumulated depreciation and impairment losses

at 31 December 2021
(364) (364)
Carrying amount at 31 December 2021 1,958 2,670 1,467 358 6,452
(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 31 December 2019 3,014 5,599 1,458 962 11,033
Additions 401 67 0 24 492
Disposals at cost (7) 0 0 0 (8)
Transfers (16) (73) 0 0 (89)
Assets reclassified to held for sale 0 (339) 0 (160) (499)
Expensed exploration expenditures previously capitalised (1,169) (1,337) 0 0 (2,506)
Impairment of goodwill 0 0 (42) 0 (42)
Foreign currency translation effects 38 16 64 6 123
Cost at 31 December 2020 2,261 3,932 1,481 831 8,505
Accumulated depreciation and impairment losses

at 31 December 2019
(295) (295)
Amortisation and impairments for the year (35) (35)
Accumulated depreciation and impairment assets

classified as held for
sale (17) (17)
Amortisation and impairment losses disposed intangible

assets
(6) (6)
Foreign currency translation effects (3) (3)
Accumulated depreciation and impairment losses

at 31 December 2020
(356) (356)
Carrying amount at 31 December 2020 2,261 3,932 1,481 475 8,149
The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful lives are amortized
systematically over their estimated economic lives, ranging between 3 - 20 years.
Included in the goodwill of USD 1.467

billion technical goodwill relate to business acquisitions in 2019, USD
0.615

billion in the
Exploration & Production Norway area and USD 0.435

billion the Marketing Midstream & Processing area.
In 2021, Acquisition cost - oil and gas prospects were impacted by net impairment of USD 152 million. Impairments of acquisition cost
related to exploration activities of USD 154

million were mainly related to dry wells and uncommercial discoveries in South America and Gulf of Mexico. Net reversal of 2

million related to Exploration and production USA – onshore.
In 2020, Acquisition cost - oil and gas prospects were impacted by net impairment of signature bonuses and acquisition costs totaling
USD 680

million related to unconventional onshore assets in Exploration & Production USA. Impairment of acquisition costs related to
exploration activities of USD 657

million was primarily related to dry wells and uncommercial discoveries in Exploration

& Production
International.
See note 11 Property,

plant and equipment regarding sensitivities.
In 2020, Equinor decided to impair capitalised well costs of USD 982 million related to Equinor’s Block 2 exploration license in
Tanzania.

The impairment was presented in the line-item Exploration expenses.
Impairment losses and reversals of impairment losses are presented as Exploration expenses and

Depreciation, amortisation and net
impairment losses on the basis of their nature as exploration assets (intangible assets) and other intangible assets, respectively. The
impairment losses and reversal of impairment losses are based on recoverable amount estimates triggered by changes in reserve
estimates, cost estimates and market conditions. See note 11 Property, plant and equipment for more information on the basis for impairment assessments.
The table below shows the aging of capitalised exploration expenditures.
(in USD million) 2021 2020
Less than one year 234 604
Between one and five years 692 623
More than five years 1,033 1,033
Total capitalised exploration expenditures 1,958 2,261
The table below shows the components of the exploration

expenses.
Full year
(in USD million) 2021 2020 2019
Exploration expenditures 1,027 1,371 1,584
Expensed exploration expenditures previously capitalised 171 2,506 777
Capitalised exploration (194) (394) (507)
Exploration expenses 1,004 3,483 1,854